EMPLOYEE BENEFIT OBLIGATIONS - Movement in Pension Plan Liabilities (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	£ 114
Plan liabilities at end of year	112	£ 114
Number of defined benefit pension plans winded up			2
Full elimination of associated plan assets and plan liabilities		145
Retirement benefit obligations
Disclosure of net defined benefit (liability) asset
Plan liabilities at beginning of year	365	381	£ 553
Service cost	16	12	12
Interest cost	16	16	21
Effect of changes in demographic assumptions	0	0	1
Effect of changes in financial assumptions	(1)	(11)	14
Effect of experience adjustments	6	4	1
Benefits paid	(49)	(33)	(38)
Gain due to exchange rate movements	(14)	(2)	(17)
Settlement payments	(3)	(1)	(163)
Other	(2)	(1)	(3)
Plan liabilities at end of year	£ 334	£ 365	£ 381